UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7418

Name of Fund: Legg Mason Global Trust, Inc.

Fund Address: 100 Light Street
              Baltimore, MD 21202

Name and address of agent for service:
        Mark R. Fetting, President, Legg Mason Global Trust, Inc.
        100 Light Street
        Baltimore, MD 21202.

Registrant's telephone number, including area code:  (410) 539-0000

Date of fiscal year end:  December 31, 2003

Date of reporting period:  June 30, 2003

Item 1 - Report to Shareholders



             ------------------------------------------------------

                         LEGG MASON GLOBAL TRUST, INC.

                           INTERNATIONAL EQUITY TRUST

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                 JUNE 30, 2003
                INSTITUTIONAL AND FINANCIAL INTERMEDIARY CLASSES

             ------------------------------------------------------

                                                         [LEGG MASON FUNDS LOGO]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

 Semi-Annual Report to Shareholders




To Our Shareholders,

  We are pleased to provide you with Legg Mason Global Trust, Inc.'s semi-annual report for the Institutional and Financial Intermediary Classes of International Equity Trust.

  The following table summarizes key statistics for the Institutional Class of the Fund, as of June 30, 2003:

                                         Total Return(A)
                                       --------------------
                                       6 Months   12 Months
                                       --------   ---------
International Equity Trust
  Institutional Class                  +12.71%      -2.39%

  The Financial Intermediary Class of the Fund commenced operations on May 16, 2003, and cumulative results from its inception to June 30, 2003, were +3.25.

  For each of our Funds, we remind you that historical performance is not indicative of future results, and the principal value of our holdings will continue to fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                          Sincerely,

                                          /S/ MARK R. FETTING

                                          Mark R. Fetting
                                          President

July 28, 2003

---------------
(A) Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. No adjustment has been made for any income taxes payable by shareholders. Past performance does not predict future performance.

Performance Information
Legg Mason Global Trust, Inc.

Total Returns for One Year, Five Years and Life of Class, as of June 30, 2003

  The returns shown are based on historical results and are not intended to indicate future performance. Total return measures investment performance in terms of appreciation or depreciation in net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The investment return and principal value of an investment in each of these Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a fund's return, so that they differ from actual year-to-year results. Performance would have been lower if fees had not been waived in various periods.

  The Fund offers three authorized classes of shares: Primary Class, Financial Intermediary Class and Institutional Class. Information about the Primary Class is contained in a separate report to its shareholders.

  The table below does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

  The Fund's total returns as of June 30, 2003, were:

                                              International
                                                 Equity
                                                 Trust
-----------------------------------------------------------
Average Annual Total Return
  Institutional Class:
    One Year                                      -2.39%
    Five Years                                    -5.71%
    Life of Class(A)                              -5.79%

Cumulative Total Return
  Institutional Class:
    One Year                                      -2.39%
    Five Years                                   -25.46%
    Life of Class(A)                             -26.46%
-----------------------------------------------------------

---------------
(A) International Equity Institutional Class inception date is May 5, 1998.

 Semi-Annual Report to Shareholders

Industry Diversification
Legg Mason Global Trust, Inc.
June 30, 2003 (Unaudited)

International Equity Trust

                                 % OF NET
                                  ASSETS     VALUE
----------------------------------------------------
                                             (000)
Air Freight & Couriers              0.1%    $    142
Application Software                0.3          298
Auto Components                     1.3        1,533
Automobiles                         1.7        1,894
Banks                              16.8       19,097
Beverages                           0.9        1,000
Chemicals                           0.7          775
Commercial Services & Supplies      0.6          733
Communications Equipment            1.2        1,409
Construction & Engineering          1.9        2,211
Construction Materials              0.6          632
Containers & Packaging              0.4          418
Diversified Financials              3.0        3,375
Diversified Telecommunications      6.0        6,814
Electric Equipment &
  Instruments                       0.8          898
Electric Utilities                  3.5        4,018
Food & Drug Retailing               2.4        2,745
Food Products                       4.1        4,619
Gas Utilities                       0.5          577
Health Care Providers &
  Services                          2.6        2,892
Hotels, Restaurants & Leisure       0.9        1,054
Household Durables                  5.1        5,820
Industrial Conglomerates            1.3        1,511
Insurance                           3.1        3,542
Internet & Catalog Retail           0.3          327
Internet Software & Services        0.9        1,000

                                 % OF NET
                                  ASSETS     VALUE
----------------------------------------------------
                                             (000)
Leisure Equipment & Products        0.3%    $    352
Machinery                           0.9          985
Marine                              0.8          921
Media                               0.6          636
Metals & Mining                     1.1        1,250
Multi-Utilities                     0.2          247
Office Electronics                  1.3        1,502
Oil & Gas                          10.6       12,038
Pharmaceuticals                     6.8        7,681
Real Estate                         1.6        1,759
Semiconductor Equipment &
  Products                          1.6        1,761
Software                            0.8          869
Specialty Retail                    0.6          648
Textiles & Apparel                  0.2          268
Tobacco                             0.8          877
Trading Companies &
  Distributors                      0.2          221
Transportation Infrastructure       0.5          560
Water Utilities                     0.9        1,007
Wireless Telecommunication
  Services                          4.8        5,467
Short-Term Investments              4.0        4,530
                                  -----     --------
Total Investment Portfolio         99.6      112,913
Other Assets Less Liabilities       0.4          477
                                  -----     --------
NET ASSETS                        100.0%    $113,390
                                  =====     ========

Statement of Net Assets
Legg Mason Global Trust, Inc.
June 30, 2003 (Unaudited)
(Amounts in Thousands)

International Equity Trust

                                                                Shares                      Value
---------------------------------------------------------------------------------------------------
Common Stock and Equity Interests -- 95.6%

Australia -- 1.7%
  AMP Industrial Trust                                              193                    $    153
  BHP Billiton Limited                                               30                         174
  CFS Gandel Retail Trust                                           230                         205
  Commonwealth Property Office Fund                                 269                         217
  Deutsche Diversified Trust                                        215                         166
  ING Industrial Fund                                               270                         312
  Jupiters Limited                                                   67                         286
  Macquarie CountryWide Trust                                       174                         200
  National Australia Bank Limited                                     2                          34
  OneSteel Limited                                                  162                         209
                                                                                           --------
                                                                                              1,956
                                                                                           --------
Austria -- 0.5%
  Telekom Austria AG                                                 45                         509(A)
                                                                                           --------
Belgium -- 1.8%
  Algemene Maatschappij voor Nijverheidskredit NV (Almanij)           9                         351
  Barco NV                                                            4                         252
  Colruyt NV                                                          4                         291
  KBC Bankverzekeringsholding                                        14                         531
  Mobistar SA                                                        15                         605(A)
                                                                                           --------
                                                                                              2,030
                                                                                           --------
Brazil -- 0.4%
  Banco Itau Holding Financeira S.A.                              3,460                         231
  Tele Norte Leste Participacoes S.A. (Telemar) - ADR                21                         244
                                                                                           --------
                                                                                                475
                                                                                           --------
Canada -- 0.2%
  National Bank of Canada                                             8                         226
                                                                                           --------
China -- 0.4%
  People's Food Holdings Limited                                    751                         409
                                                                                           --------
Denmark -- 0.3%
  Radiometer A/S                                                      5                         361
                                                                                           --------
Finland -- 3.1%
  Elcoteq Network                                                    17                         202
  Fortum Oyj                                                         31                         252
  Huhtamaki Oyj                                                      16                         161
  Instrumentarium Corporation                                        39                       1,470
  Kone Oyj                                                            7                         305

 Semi-Annual Report to Shareholders

International Equity Trust -- Continued

                                                                Shares                      Value
---------------------------------------------------------------------------------------------------
Finland -- Continued
  Nokia Oyj                                                          61                    $  1,003
  Pohjola Group plc                                                   8                         129
                                                                                           --------
                                                                                              3,522
                                                                                           --------
France -- 7.6%
  Alcatel SA                                                         23                         203(A)
  Aventis SA                                                          5                         254
  Axa                                                                67                       1,042
  BNP Paribas SA                                                     13                         646
  Carrefour SA                                                       13                         641
  Christian Dior SA                                                   7                         268
  CNP Assurances                                                     15                         639
  Compagnie Generale des Etablissements Michelin                      7                         282
  Dassault Systemes SA                                                7                         230
  France Telecom SA                                                  59                       1,450
  PSA Peugeot Citroen                                                 9                         429
  SEB SA                                                              5                         415
  Suez SA                                                            16                         247
  TotalFinaElf SA                                                    10                       1,457
  Vinci SA                                                            6                         377
                                                                                           --------
                                                                                              8,580
                                                                                           --------
Germany -- 5.6%
  Altana AG                                                          18                       1,134
  BASF AG                                                            14                         581
  Continental AG                                                     14                         295
  Deutsche Bank AG                                                    2                         105
  Deutsche Telekom AG                                                58                         892(A)
  E. ON AG                                                           15                         757
  Fresenius AG - preferred stock                                      4                         196
  Hannover Rueckversicherungs AG                                      9                         234
  Merck KGaA                                                          9                         248
  SAP AG                                                              3                         313
  Schwarz Pharma AG                                                   8                         296
  Siemens AG                                                         12                         602
  ThyssenKrupp AG                                                    31                         358
  United Internet AG                                                 16                         277
                                                                                           --------
                                                                                              6,288
                                                                                           --------
Greece -- 0.6%
  Cosmote Mobile Communications S.A.                                 21                         223
  Public Power Corporation (PPC)                                     28                         511
                                                                                           --------
                                                                                                734
                                                                                           --------

                                                                Shares                      Value
---------------------------------------------------------------------------------------------------
Hong Kong -- 0.9%
  Euro-Asia Agricultural (Holdings) Company Limited               5,506                    $      0(B)
  Hong Kong Exchanges & Clearing Limited                            452                         655
  Star Cruises Limited                                            1,503                         390
                                                                                           --------
                                                                                              1,045
                                                                                           --------
India -- 1.3%
  Geodesic Information Systems                                       82                         298
  Hindustan Petroleum Corporation Limited                            88                         660
  Oil and Natural Gas Corporation Limited                            52                         544
                                                                                           --------
                                                                                              1,502
                                                                                           --------
Ireland -- 2.8%
  Allied Irish Banks plc                                             74                       1,108
  Anglo Irish Bank Corporation plc                                   65                         571
  Bank of Ireland                                                    68                         829
  Fyffes plc                                                        200                         315
  Independent News & Media plc                                      217                         395
                                                                                           --------
                                                                                              3,218
                                                                                           --------
Italy -- 2.9%
  Banca Popolare di Bergamo-Credito Varesino Scrl                    37                         853
  Buzzi Unicem S.p.A.                                                41                         277
  Credito Emiliano S.p.A.                                            48                         255
  ENI S.p.A.                                                         78                       1,177
  Merloni Elettrodomestici S.p.A.                                    26                         386
  UniCredito Italiano S.p.A.                                         70                         332
                                                                                           --------
                                                                                              3,280
                                                                                           --------
Japan -- 13.8%
  Aioi Insurance Company, Limited                                    93                         227
  ARUZE CORP.                                                         8                         260
  ASAHI BREWERIES, LTD.                                              26                         157
  Benesse Corporation                                                15                         266
  BRIDGESTONE CORPORATION                                             7                          95
  CANON, INC.                                                        21                         965
  CANON SALES CO., INC.                                              25                         196
  Cleanup Corporation                                                15                         148
  COSMO OIL COMPANY, LIMITED                                        129                         209
  DAITO TRUST CONSTRUCTION CO., LTD.                                 29                         602
  EIZO NANAO CORPORATION                                             15                         206
  EXEDY Corporation                                                  21                         220
  FamilyMart Co., Ltd.                                               10                         175
  Fuji Photo Film Co., Ltd.                                           3                          93
  Hitachi Maxell, Ltd.                                               14                         199
  HONDA MOTOR CO., LTD.                                              12                         456
  JAPAN TOBACCO INC.                                               0.02                         130
  KAPPA CREATE CO., LTD.                                              4                         197

 Semi-Annual Report to Shareholders

International Equity Trust -- Continued

                                                                Shares                      Value
---------------------------------------------------------------------------------------------------
Japan -- Continued
  KAYABA INDUSTRY CO., LTD.                                          83                    $    244
  KDDI CORPORATION                                                 0.09                         372
  KIRIN BEVERAGE CORPORATION                                         12                         181
  KOYO SEIKO CO., LTD.                                               51                         365
  Kuraya Sanseido Inc.                                               25                         187
  Matsumotokiyoshi Co., Ltd.                                          4                         170
  Meiji Dairies Corporation                                          63                         234
  MINOLTA CO., LTD.                                                  25                         177
  MITSUI & CO., LTD.                                                 44                         221
  Mitsui O.S.K. Lines, Ltd.                                         100                         304
  Mitsui Trust Holdings, Inc.                                       101                         222
  Morinaga Milk Industry Co., Ltd.                                   70                         215
  NAMCO LIMITED                                                      11                         181
  NHK SPRING CO., LTD.                                               62                         218
  NIFCO INC.                                                         18                         193
  NIPPON MEAT PACKERS, INC.                                          23                         218
  NIPPON TELEGRAPH AND TELEPHONE CORPORATION (NTT)                  0.1                         719
  Nissen Co., Ltd.                                                   26                         327
  NISSIN CO., LTD.                                                  0.4                           2
  NTT DoCoMo, Inc.                                                  0.3                         807
  OBAYASHI CORPORATION                                               92                         282
  Oki Electric Industry Company, Limited                             88                         253
  ORIX Corporation                                                    5                         255
  OSAKA GAS CO., LTD.                                               233                         577
  RICOH COMPANY, LTD.                                                10                         164
  Sekisui Chemical Co., Ltd.                                         73                         247
  Sumitomo Rubber Industries, Ltd.                                   40                         180
  SUZUKEN CO., LTD.                                                   8                         193
  Takeda Chemical Industries, Ltd.                                   14                         517
  TDK CORPORATION                                                     4                         198
  The Kansai Electric Power Company, Incorporated                    16                         258
  The Tokyo Electric Power Company, Incorporated                     61                       1,168
  Toyota Motor Corporation                                           20                         519
  Yamaha Motor Co., Ltd.                                             58                         490
                                                                                           --------
                                                                                             15,659
                                                                                           --------
Netherlands -- 5.0%
  ABN AMRO Holding N.V.                                              62                       1,188
  Corio N.V.                                                          5                         161
  CSM N.V. - Coupon                                                  35                         765
  ING Groep N.V.                                                     45                         778
  Koninklijke (Royal) Philips Electronics N.V.                       10                         196
  Royal Dutch Petroleum Company                                      40                       1,864
  Unilever N.V.                                                      13                         725
                                                                                           --------
                                                                                              5,677
                                                                                           --------

                                                                Shares                      Value
---------------------------------------------------------------------------------------------------
New Zealand -- 0.1%
  Fletcher Building Limited                                          49                    $    106
                                                                                           --------
Norway -- 1.0%
  DnB Holding ASA                                                    66                         325
  Fast Search & Transfer ASA                                        150                         164(A)
  Fast Search & Transfer ASA - warrants                               2                        0.02(A,B)
  Schibsted ASA                                                      17                         241
  Statoil ASA                                                        44                         375
                                                                                           --------
                                                                                              1,105
                                                                                           --------
Russia -- 0.3%
  YUKOS - ADR                                                         5                         294
                                                                                           --------
Singapore -- 0.9%
  Keppel Corporation Limited                                         85                         237
  Neptune Orient Lines Limited                                      733                         616(A)
  Singapore Post Limited                                            369                         142(A)
                                                                                           --------
                                                                                                995
                                                                                           --------
South Korea -- 0.7%
  Pohang Iron & Steel Co., Ltd. (POSCO)                               2                         229
  Samsung Electronics Co., Ltd.                                       1                         285
  SK Telecom Co., Ltd. - ADR                                         16                         296
                                                                                           --------
                                                                                                810
                                                                                           --------
Spain -- 7.4%
  Abertis Infraestructuras SA                                        40                         560
  Altadis, SA                                                        12                         312
  Banco Bilbao Vizcaya Argentaria, SA                                84                         888
  Banco Santander Central Hispano SA                                 77                         676
  Corporacion Mapfre SA                                              31                         335
  Cortefiel, SA                                                      33                         225
  Endesa, SA                                                         47                         792
  Grupo Dragados, SA                                                 38                         764
  Grupo Ferrovial, SA                                                29                         788
  Inmobiliaria Colonial, SA                                          19                         345
  Red Electrica de Espana                                            41                         532
  Repsol YPF, SA                                                     25                         411
  Telefonica, SA                                                    155                       1,797(A)
  Telefonica, SA - ADR                                              0.4                          14(A)
                                                                                           --------
                                                                                              8,439
                                                                                           --------
Sweden -- 1.8%
  Axfood AB                                                          14                         260
  ForeningsSparbanken AB (Swedbank)                                  23                         318
  SSAB Svenskt Stal AB                                               21                         281

 Semi-Annual Report to Shareholders

International Equity Trust -- Continued

                                                                Shares                      Value
---------------------------------------------------------------------------------------------------
Sweden -- Continued
  Svenska Handelsbanken AB                                           51                    $    841
  Volvo AB                                                           14                         315
                                                                                           --------
                                                                                              2,015
                                                                                           --------
Switzerland -- 4.9%
  Adecco SA                                                           5                         186
  Micronas Semiconductor Holding AG                                  11                         224(A)
  Nestle SA                                                           5                         995
  Novartis AG                                                        35                       1,404
  Roche Holding AG                                                    8                         651
  Swiss Re                                                            4                         239
  UBS AG                                                             26                       1,450
  Zurich Financial Services AG                                        4                         454(A)
                                                                                           --------
                                                                                              5,603
                                                                                           --------
Taiwan -- 1.3%
  ASE Test Limited - ADR                                            139                         764(A)
  GigaMedia Ltd. - ADR                                              179                         209(A)
  United Microelectronics Corporation - ADR                         130                         487(A)
                                                                                           --------
                                                                                              1,460
                                                                                           --------
United Kingdom -- 28.3%
  Aggregate Industries plc                                          191                         250
  Alliance Unichem plc                                               59                         485
  Allied Domecq plc                                                 120                         662
  AstraZeneca Group plc                                              18                         715
  Barclays plc                                                       67                         501
  Barratt Developments plc                                           46                         328
  Bellway plc                                                        15                         141
  Boots Group plc                                                    54                         582
  Bovis Homes Group plc                                              45                         318
  BP Amoco plc                                                      419                       2,909
  British American Tobacco plc                                       38                         434
  BT Group plc                                                      353                       1,188
  Cattles plc                                                        47                         249
  Crest Nicholson plc                                                62                         235
  Dairy Crest Group plc                                              66                         495
  DS Smith plc                                                       94                         257
  Galen Holdings plc                                                 25                         212
  Geest plc                                                          51                         395
  George Wimpey plc                                                  95                         464
  GlaxoSmithKline plc                                               111                       2,249
  HBOS plc                                                          121                       1,573
  HSBC Holdings plc                                                 186                       2,195
  Kelda Group plc                                                    99                         700
  Kingfisher plc                                                     92                         423
  Lloyds TSB Group plc                                              157                       1,116

                                                              Shares/Par                    Value
---------------------------------------------------------------------------------------------------
United Kingdom -- Continued
  Man Group plc                                                      15                    $    297
  McCarthy & Stone plc                                               45                         362
  Misys plc                                                          77                         325
  Northern Rock plc                                                  67                         794
  Northgate plc                                                      33                         281
  Pennon Group plc                                                   27                         306
  Persimmon plc                                                      67                         525
  Premier Farnell plc                                                59                         196
  Provident Financial plc                                            31                         330
  Prudential plc                                                     40                         245
  Redrow plc                                                         75                         369
  Royal Bank of Scotland Group plc                                   54                       1,513
  Shell Transport & Trading Company plc                             330                       2,180
  Tate + Lyle plc                                                   102                         578
  Taylor Woodrow plc                                                 86                         287
  Tesco plc                                                          86                         311
  The Berkeley Group plc                                             31                         387
  Thus Group plc                                                  1,144                         350(A)
  Vodafone Group plc                                              1,615                       3,163
  Wilson Connolly Holdings plc                                       68                         210
                                                                                           --------
                                                                                             32,085
                                                                                           --------
Total Common Stock and Equity Interests (Identified Cost -- $98,563)                        108,383
---------------------------------------------------------------------------------------------------
Repurchase Agreements -- 4.0%

J.P. Morgan Chase & Co.
  1.13%, dated 6/30/03, to be repurchased at $2,265 on
  7/1/03
  (Collateral: $1,838 Fannie Mae notes, 6.625%, due
  11/15/10, value $2,313)                                      $  2,265                       2,265

 Semi-Annual Report to Shareholders

International Equity Trust -- Continued

                                                                 Par                        Value
---------------------------------------------------------------------------------------------------
Repurchase Agreements -- Continued

State Street Bank and Trust Company
  1.12%, dated 6/30/03, to be repurchased at $2,265 on
  7/1/03
  (Collateral: $1,905 Fannie Mae notes, 6%, due 5/15/11,
  value $2,313)                                                $  2,265                    $  2,265
                                                                                           --------
Total Repurchase Agreements (Identified Cost -- $4,530)                                       4,530
---------------------------------------------------------------------------------------------------
Total Investments -- 99.6% (Identified Cost -- $103,093)                                    112,913
Other Assets Less Liabilities -- 0.4%                                                           477
                                                                                           --------

NET ASSETS CONSIST OF:
Accumulated paid-in capital applicable to:
  11,224 Primary Class shares outstanding                      $168,198
   1,211 Financial Intermediary Class shares outstanding         11,464
     134 Institutional Class shares outstanding                   4,302
Undistributed net investment income                                 758
Accumulated net realized gain/(loss) on investments and
  currency transactions                                         (81,185)
Unrealized appreciation/(depreciation) of investments and
  currency translations                                           9,853
                                                               --------

NET ASSETS -- 100.0%                                                                       $113,390
                                                                                           ========

NET ASSET VALUE PER SHARE:

  PRIMARY CLASS                                                                               $9.00
                                                                                           ========
  FINANCIAL INTERMEDIARY CLASS                                                                $9.22
                                                                                           ========
  INSTITUTIONAL CLASS                                                                         $9.22
                                                                                           ========
---------------------------------------------------------------------------------------------------

(A) Non-income producing.
(B) Illiquid security valued at fair value under procedures adopted by the Board of Directors.
N.M. -- Not meaningful.

See notes to financial statements.

Statement of Operations
Legg Mason Global Trust, Inc.
For the Six Months Ended June 30, 2003
(Amounts in Thousands) (Unaudited)

International Equity Trust

----------------------------------------------------------------------------------------
Investment Income:
Interest                                                       $    14
Dividends                                                        1,941
      Less foreign tax withheld                                   (217)
                                                               -------
         Total income                                                           $ 1,738
Expenses:
Management fee                                                     332
Distribution and service fees:
      Primary Class                                                426
      Financial Intermediary Class                                   3
Audit and legal fees                                                31
Custodian fee                                                      146
Directors' fees and expenses                                         7
Registration fees                                                   20
Reports to shareholders                                             19
Transfer agent and shareholder servicing expense:
      Primary Class                                                 77
      Financial Intermediary Class                                   1
      Institutional Class                                         N.M.
Other expenses                                                      10
                                                               -------
                                                                 1,072
      Less fees waived                                             (90)
                                                               -------
         Total expenses, net of waivers                                             982
                                                                                -------
NET INVESTMENT INCOME/(LOSS)                                                        756
Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain/(loss) on:
      Investments, options and futures                             850
      Foreign currency transactions                                (17)
                                                               -------
                                                                   833
                                                               -------
Change in unrealized appreciation/(depreciation) of:
      Investments, options and futures                           9,309
      Assets and liabilities denominated in foreign
       currencies                                                    2
                                                               -------
                                                                 9,311
                                                               -------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS                           10,144
----------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                  $10,900
----------------------------------------------------------------------------------------

N.M. -- Not meaningful.

See notes to financial statements.

 Semi-Annual Report to Shareholders

Statement of Changes in Net Assets
Legg Mason Global Trust, Inc.
(Amounts in Thousands)

International Equity Trust

                                                              Six Months            Year
                                                                 Ended             Ended
                                                                6/30/03           12/31/02
------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Change in Net Assets:
Net investment income/(loss)                                   $    756           $    221
Net realized gain/(loss) on investments, options, futures
  and foreign currency transactions                                 833            (14,030)
Change in unrealized appreciation/(depreciation) of
  investments, options, futures, and assets and liabilities
  denominated in foreign currencies                               9,311              1,592
------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                   10,900            (12,217)
Distributions to shareholders:
  From net investment income:
      Primary Class                                                 (34)                --
      Financial Intermediary Class                                 (132)               N/A
      Institutional Class                                           (12)                --
Change in net assets from Fund share transactions:
      Primary Class                                                (428)           (14,036)
      Financial Intermediary Class                                 (608)               N/A
      Institutional Class                                           519                 91
Change in net assets from shares issued in connection with
  fund acquisition:
      Primary Class                                               9,952                N/A
      Financial Intermediary Class                               11,540                N/A
      Institutional Class                                           527                N/A
------------------------------------------------------------------------------------------------
Change in net assets                                             32,224            (26,162)
Net Assets:
Beginning of period                                              81,166            107,328
------------------------------------------------------------------------------------------------
End of period                                                  $113,390           $ 81,166
------------------------------------------------------------------------------------------------
Undistributed net investment income/(loss)                     $    787           $    180
------------------------------------------------------------------------------------------------

N/A -- Not applicable.

See notes to financial statements.

Financial Highlights

Legg Mason Global Trust, Inc.

  Contained below is per share operating performance data for an Institutional Class and a Financial Intermediary Class share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

International Equity Trust
Institutional Class:

                             Six Months
                                Ended                           Years Ended December 31,
                              June 30,    ---------------------------------------------------------------------
                                2003          2002          2001          2000          1999         1998(E)
---------------------------------------------------------------------------------------------------------------
                             (Unaudited)
Net asset value, beginning
  of period                     $8.27         $9.40        $11.49        $14.26        $12.64        $14.21
                            -----------------------------------------------------------------------------------
Investment operations:
Net investment
  income/(loss)                   .22(A,D)      .09(A,D)      .01(A)       (.01)          .11           .10
Net realized and
  unrealized gain/(loss)
  on investments, options,
  futures and foreign
  currency transactions           .83         (1.22)        (2.10)        (2.57)         2.52         (1.44)
                            -----------------------------------------------------------------------------------
  Total from investment
    operations                   1.05         (1.13)        (2.09)        (2.58)         2.63         (1.34)
                            -----------------------------------------------------------------------------------
Distributions:
  From net investment
    income                      (0.10)           --            --            --          (.14)         (.23)
  From net realized gain
    on investments                 --            --            --          (.19)         (.87)           --
                            -----------------------------------------------------------------------------------
  Total distributions           (0.10)           --            --          (.19)        (1.01)         (.23)
                            -----------------------------------------------------------------------------------
Net asset value, end of
  period                        $9.22         $8.27         $9.40        $11.49        $14.26        $12.64
                            -----------------------------------------------------------------------------------
Ratios/supplemental data
  Total return                  12.71%(B)    (12.02)%      (18.19)%      (18.28)%       21.69%        (9.42)%(B)
  Expenses to average net
    assets                       1.25%(A,C)    1.25%(A)      1.25%(A)      1.20%         1.25%         1.04%(C)
  Net investment
    income/(loss) to
    average net assets           2.77%(A,C)     .99%(A)       .67%(A)       .17%          .82%         1.17%(C)
  Portfolio turnover rate         124%(C)       109%          202%          193%          148%           72%
Net assets, end of period
  (in thousands)               $1,240          $134           $85           $70           $50           $45
---------------------------------------------------------------------------------------------------------------

(A) Net of fees waived by LMFA pursuant to a voluntary expense limitation of 1.25% until April 30, 2004. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the six months ended June 30, 2003, 1.43%; for the years ended December 31, 2002, 1.37%; and 2001, 1.27%.
(B) Not annualized.
(C) Annualized.
(D) Computed using average daily shares outstanding.
(E) For the period May 5, 1998 (commencement of sale of Institutional Class shares) to December 31, 1998.

See notes to financial statements.

 Semi-Annual Report to Shareholders

International Equity Trust
Financial Intermediary Class:

                                                                 Period
                                                                 Ended
                                                                June 30,
                                                                2003(A)
---------------------------------------------------------------------------
                                                              (Unaudited)
Net asset value, beginning of period                              $9.03
                                                             --------------
Investment operations:
  Net investment income/(loss)                                      .03(B)
  Net realized and unrealized gain/(loss) on investments,
    options, futures and foreign currency transactions              .26
                                                             --------------
  Total from investment operations                                  .29
                                                             --------------
Distributions:
  From net investment income                                      (0.10)
  From net realized gain on investments                             --
                                                             --------------
  Total distributions                                             (0.10)
                                                             --------------
Net asset value, end of period                                    $9.22
                                                             --------------
Ratios/supplemental data
  Total return                                                     3.25%(C)
  Expenses to average net assets                                   1.45%(B,D)
  Net investment income/(loss) to average net assets               1.96%(B)
  Portfolio turnover rate                                           124%(D)
  Net assets, end of period (in thousands)                      $11,169
---------------------------------------------------------------------------

(A) For the period May 16, 2003 (commencement of operations) to June 30, 2003.
(B) Net of fees waived by LMFA for expenses in excess of a voluntary expense limitation of 1.50% until April 30, 2004. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the period May 16, 2003 (commencement of operations) to June 30, 2003, 1.61%.
(C) Not annualized.
(D) Annualized.

Notes to Financial Statements

Legg Mason Global Trust, Inc.
(Amounts in Thousands) (Unaudited)

--------------------------------------------------------------------------------

1. Significant Accounting Policies:

  The Legg Mason Global Trust, Inc. ("Corporation"), consisting of the Global Income Trust ("Global Income"), the International Equity Trust ("International Equity") and the Emerging Markets Trust ("Emerging Markets") (each a "Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. International Equity and Emerging Markets are diversified; Global Income is non-diversified.

  Each Fund has at least two authorized classes of shares: Primary Class and Institutional Class. The Institutional Classes of Global Income and Emerging Markets have not commenced operations. International Equity has an additional authorized class of shares: Financial Intermediary Class. Information about the Primary Class is contained in a separate report to its shareholders. The income and expenses of International Equity are allocated proportionately to the three classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged on Primary Class and Financial Intermediary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

  Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

  Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. ("NASDAQ"), which are valued in accordance with the NASDAQ official closing price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued by the Board of Directors and management. In determining fair value, the Board of Directors and management consider all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Security Transactions

  Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At June 30, 2003, receivables for securities sold and payables for securities purchased for the Fund were:

      Receivable for           Payable for
      Securities Sold      Securities Purchased
      -----------------------------------------
          $1,122                  $2,338

  For the six months ended June 30, 2003, security transactions (excluding short-term investments) were:

                   Purchases                           Proceeds From Sales
      -----------------------------------      -----------------------------------
      U.S. Gov't. Securities       Other       U.S. Gov't. Securities       Other
      ----------------------------------------------------------------------------
              $   --              $53,618              $   --              $57,988

 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------

Foreign Currency Translation

  Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars at the closing daily rate of exchange. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

  The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund's investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Investment Income and Distributions to Shareholders

  Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if available, will be paid annually for International Equity. Net capital gain distributions, which are calculated at the composite level, are declared and paid after the end of the tax year in which the gain is realized. At June 30, 2003, there were no dividends or capital gain distributions payable for the Fund. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within a Fund's capital accounts to reflect income and gains available for distribution under federal income tax regulations.

Foreign Taxes

  The Fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the Fund and withheld from dividend and interest income.

  Gains realized upon disposition of Indian and Thai securities held by the Fund are subject to capital gains tax in those countries. The tax on realized gains is paid prior to repatriation of sales proceeds.

2. Federal Income Taxes:

  No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all taxable income and capital gains to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differs from those reflected in the accompanying financial statements.

--------------------------------------------------------------------------------

  The Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of June 30, 2003, capital loss carryforwards are:

      Expiration      International
       Dec. 31,          Equity
      -----------------------------
       2006              $    --
       2007                   --
       2008                  835
       2009               25,801
       2010               15,789

3. Options and Futures:

  As part of its investment program, International Equity may utilize options and futures to a limited extent. Options may be written (sold) or purchased by the Fund. When the Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When the Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.

  When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

PURCHASED OPTION:         IMPACT ON THE FUND:
The option expires        Realize a loss in the amount of the cost of the option.
--------------------------------------------------------------------------------------
The option is closed      Realize a gain or loss depending on whether the proceeds
through a closing sale    from the closing sale transaction are greater or less than
transaction               the cost of the option.
--------------------------------------------------------------------------------------
The Fund exercises a      The cost of the security purchased through the exercise of
call option               the option will be increased by the premium originally paid to purchase the option.
--------------------------------------------------------------------------------------
The Fund exercises a put  Realize a gain or loss from the sale of the underlying
option                    security. The proceeds of that sale will be reduced by the premium originally paid to purchase the put option.
--------------------------------------------------------------------------------------
WRITTEN OPTION:           IMPACT ON THE FUND:
The option expires        Realize a gain equal to the amount of the premium received.
--------------------------------------------------------------------------------------
The option is closed      Realize a gain or loss without regard to any unrealized gain
through a closing         or loss on the underlying security and eliminate the option
purchase transaction      liability. The Fund will realize a loss in this transaction if the cost of the closing purchase exceeds the premium
                          received when the option was written.
--------------------------------------------------------------------------------------
A written call option is  Realize a gain or loss from the sale of the underlying
exercised by the option   security. The proceeds of the sale will be increased by the
purchaser                 premium originally received when the option was written.
--------------------------------------------------------------------------------------
A written put option is   The amount of the premium originally received will reduce
exercised by the option   the cost of the security that the Fund purchased when the
purchaser                 option was exercised.
--------------------------------------------------------------------------------------

  The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the statement of net assets. The risk in writing a covered call option is that a Fund may forgo the opportunity of profit if the market price of the

 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------

underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

  International Equity had no activity in written call and put options during the six months ended June 30, 2003.

  Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

  The Fund enters into futures contracts as a hedge against anticipated changes in interest rates. There are several risks in connection with the use of futures contracts as a hedging device. Futures contracts involve, to varying degrees, the risk of loss in excess of amounts reflected in the financial statements. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

4. Financial Instruments:

Emerging Market Securities

  The Fund has investments in securities denominated in the currencies of emerging market countries, as well as in securities issued by companies located in emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Forward Currency Exchange Contracts

  As part of its investment program, the Fund may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation's prospectus and statement of additional information.

  Forward foreign currency contracts are marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a fund's securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's adviser will enter into forward foreign currency contracts only with parties approved by the Board of Directors because there is a risk of loss to the Fund if the counterparties do not complete the transaction.

--------------------------------------------------------------------------------

  At June 30, 2003, International Equity had no open forward currency exchange contracts.

5. Transactions With Affiliates:

  The Fund has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). Pursuant to its agreement, LMFA provides the Fund with management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at annual rates of the Fund's average daily net assets. LMFA has agreed to waive its fees to the extent the Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month certain annual rates. These voluntary expense waivers are due to expire on April 30, 2004. The following chart shows annual rates of management fees, expense limits, management fees waived, and management fees payable for the Fund:

                                                          Six Months Ended          At
                                                           June 30, 2003      June 30, 2003
                                                          ----------------   ----------------
                                                             Management         Management
                                Management    Expense       Fees Waived        Fees Payable
                                   Fee       Limitation   (Actual Dollars)   (Actual Dollars)
---------------------------------------------------------------------------------------------
Primary Class                     0.75%        2.25%          $70,466            $57,025
Financial Intermediary Class      0.75%        1.50%            2,345              5,640
Institutional Class               0.75%        1.25%              361                570

  Batterymarch Financial Management, Inc. ("Batterymarch") serves as investment adviser to International Equity. Batterymarch is responsible for the actual investment activity of the Fund. LMFA pays Batterymarch a fee for its services at an annual rate equal to 66 2/3% of the fee received by LMFA from International Equity.

  Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the NYSE, serves as distributor of the Fund. Legg Mason receives an annual distribution fee and an annual service fee based on the Fund's respective Class's average daily net assets, calculated daily and payable monthly, as follows:

                                                   Six Months Ended
                                                    June 30, 2003         At June 30, 2003
                                                   ----------------   ------------------------
                                                     Distribution     Distribution and Service
                          Distribution   Service     Fees Waived            Fees Payable
                              Fee          Fee     (Actual Dollars)       (Actual Dollars)
----------------------------------------------------------------------------------------------
Primary Class                0.75%        0.25%        $17,075                $84,014
Financial Intermediary         --         0.25%             --                  2,364

  No brokerage commissions were paid by the Fund to Legg Mason or its affiliates during the six months ended June 30, 2003. LM Fund Services, Inc. ("LMFS"), a registered transfer agent, has an agreement with the Fund's transfer agent to assist with certain of its duties. For this assistance, the transfer agent paid LMFS $23 for the six months ended June 30, 2003.

  LMFA, Batterymarch, Legg Mason and LMFS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

6. Line of Credit:

  The Fund, along with certain other Legg Mason Funds, participates in a $300 million line of credit ("Credit Agreement") to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. For the six months ended June 30, 2003, the Fund had no borrowings under the Credit Agreement.

 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------

7. Acquisition of Legg Mason Europe Fund:

  On May 16, 2003, International Equity acquired substantially all of the assets of the Europe Fund, pursuant to the Agreement and Plan of Reorganization dated April 30, 2003, which was approved by the shareholders of the Europe Fund on April 30, 2003. The acquisition was accomplished by a tax-free exchange of 1,277 Financial Intermediary Class shares (having a value of $11,540), 1,140 Primary Class shares (having a value of $9,952), and 58 Institutional Class shares (having a value of $527), for the 1,144 Class A, 1,040 Primary Class, and 52 Institutional Class shares, respectively, of the Europe Fund outstanding at the merger date. The Europe Fund's net assets at that date, which included $37,747 of accumulated net realized loss and $1,692 of net unrealized gain, were combined with those of the International Equity Trust, resulting in aggregate net assets of $110,920.

8. Fund Share Transactions:

  At June 30, 2003, there were 125,000 shares authorized at $.001 par value for all active classes of each portfolio of the Corporation. Share transactions were:

                                                         Reinvestment
                                          Sold         of Distributions
                                    ----------------   -----------------
                                    Shares   Amount    Shares    Amount
------------------------------------------------------------------------
International Equity
-- Primary Class
   Six Months Ended June 30, 2003   5,394(B) $44,820(C)     3    $   32
   Year Ended Dec. 31, 2002         9,597     82,245       --        --
-- Financial Intermediary Class
   Period Ended June 30, 2003(D)    1,281(E) $11,581(F)    12    $  109
-- Institutional Class
   Six Months Ended June 30, 2003     121(G) $ 1,070(H)     1    $    8
   Year Ended Dec. 31, 2002            31        294       --        --
------------------------------------------------------------------------

                                       Repurchased          Net Change
                                    ------------------   -----------------
                                    Shares     Amount    Shares    Amount
--------------------------------------------------------------------------
International Equity
-- Primary Class
   Six Months Ended June 30, 2003    (4,276)  $(35,328)   1,121   $  9,524
   Year Ended Dec. 31, 2002         (11,157)   (96,281)  (1,560)   (14,036)
-- Financial Intermediary Class
   Period Ended June 30, 2003(D)        (82)  $   (758)   1,211   $ 10,932
-- Institutional Class
   Six Months Ended June 30, 2003        (4)  $    (32)     118   $  1,046
   Year Ended Dec. 31, 2002             (24)      (203)       7         91
--------------------------------------------------------------------------

---------------
(B)  Includes 1,140 shares issued in connection with fund acquisition (see Note
     7).
(C)  Includes $9,952 from fund acquisition (see Note 7).
(D) For the period May 16, 2003 (commencement of sale of Financial Intermediary Class shares) to June 30, 2003.
(E)  Includes 1,277 shares issued in connection with fund acquisition (see Note
     7).
(F)  Includes $11,540 from fund acquisition (see Note 7).
(G)  Includes 58 shares issued in connection with fund acquisition (see Note 7).
(H)  Includes $527 from fund acquisition (see Note 7).

                                Investment Adviser
                                  Batterymarch Financial Management, Inc.
                                  Boston, MA

                                Investment Manager
                                  Legg Mason Fund Adviser, Inc.
                                  Baltimore, MD

                                Board of Directors
                                  John F. Curley, Jr., Chairman
                                  Mark R. Fetting, President
                                  Richard G. Gilmore
                                  Arnold L. Lehman
                                  Robin J. W. Masters
                                  Dr. Jill E. McGovern
                                  Arthur S. Mehlman
                                  G. Peter O'Brien
                                  S. Ford Rowan

                                Transfer and Shareholder Servicing Agent
                                  Boston Financial Data Services
                                  Braintree, MA

                                Custodian
                                  State Street Bank & Trust Company
                                  Boston, MA

                                Counsel
                                  Kirkpatrick & Lockhart LLP
                                  Washington, DC

                                Independent Accountants
                                  PricewaterhouseCoopers LLP
                                  Baltimore, MD

This report is not to be distributed unless preceded or accompanied by a current prospectus.

                      LEGG MASON WOOD WALKER, INCORPORATED
                        MEMBER NYSE, INC. - MEMBER SIPC
                    ---------------------------------------

                                100 Light Street
                    P.O. Box 1476, Baltimore, MD 21203-1476
                                410 - 539 - 0000

8/03


Item 2 - Code of Ethics
Did the registrant adopt a code of ethics, as of the end of the period covered by this report, which applies to the registrant's principal executive officer, principal financial officer, principle accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State if the code of ethics, including amendments and waivers are on a website and provide the website address. State if the registrant will send a copy of the code of ethics to shareholders at no charge upon request.

        (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

Item 3 - Audit Committee Financial Expert
Did the registrant's board of directors determine that the registrant either:
(a) has at least one audit committee financial expert serving on its audit committee; or (b) does not have an audit committee financial expert serving on its audit committee? If yes, disclose the name of the financial expert and whether he/she is "independent." If no, explain why not.

        (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

Item 4 - Principal Accounting Fees and Services

(a) Audit Fees - Disclose the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A

(b) Audit-Related Fees - Disclose the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Describe the nature of the services comprising the fees disclosed under this category. N/A

(c) Tax Fees - Disclose the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Describe the nature of the services comprising the fees disclosed under this category. N/A

(d) All Other Fees - Disclose the aggregate fees billed in each of the last two fiscal years for products or services provided by the principal accountant, other than the services reporting in paragraphs (a) through
        (c) of this Item. Describe the nature of the services comprising the fees disclosed under this category. N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A (2) Disclose the percentage of services described in each of paragraphs (a) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A

(f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A

(h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

        (NOT REQUIRED UNTIL ANNUAL REPORT AFTER DECEMBER 15, 2003)

Item 5 - Reserved

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures
For closed-end management investment companies, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, and those of the company's investment adviser; principal underwriter; or any affiliated person of the company, its investment adviser, or its principal underwriter.

        (NOT APPLICABLE)

Item 8 - Reserved

Item 9 - Controls and Procedures

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240-13a-15(b) or 240.15d-15(b)).

        WITHIN 90 DAYS OF THE FILING DATE OF THIS FORM N-CSR, THE REGISTRANT'S PRESIDENT AND TREASURER REVIEWED THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ("THE PROCEDURES") AND EVALUATED THEIR EFFECTIVENESS. BASED ON THEIR REVIEW, SUCH OFFICERS DETERMINED THAT THE PROCEDURES ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS REQUIRED BY THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND REGULATIONS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

        THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING DURING THE REGISTRANT'S LAST HALF-YEAR THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 10 - Exhibits

        (a) File the exhibits listed below as part of this Form.

        (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item requirements through filing of an exhibit.

        (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

        (a)(2) A separate certification for each principal execute officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth bolow:

        (ATTACHED)

        (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and
            Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of
            Section 18 of the Exchange Act (15 U.S.C. 78r), or other wise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

        (ATTACHED)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Trust, Inc.

By: /s/ Mark R. Fetting
    -------------------
Mark R. Fetting
President, Legg Mason Global Trust, Inc.

Date:  8/25/03


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mark R. Fetting
    -------------------
Mark R. Fetting
President, Legg Mason Global Trust, Inc.

Date:  8/25/03



By: /s/ Marie K. Karpinski
    ----------------------
Marie K. Karpinski
Treasurer, Legg Mason Global Trust, Inc.

Date:  8/25/03